STOCKHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		2.65%
Expected life of options		5 years
Annualized volatility		76.71%
Dividend rate	0.00%	0.00%